General information and significant accounting policies - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 3,414	$ 40,291	$ 18,235
Minimum
Disclosure of detailed information about intangible assets [line items]
Vesting period	1 year
Useful life, property, plant and equipment	3 years
Maximum
Disclosure of detailed information about intangible assets [line items]
Vesting period	5 years
Useful life, property, plant and equipment	5 years
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 3,414	40,291	18,235
Development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, property, intangible assets	5 years
Development costs | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, property, intangible assets	10 years
Quantum Cloud
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,794	474	201
Useful life, property, intangible assets	7 years
Computer equipment
Disclosure of detailed information about intangible assets [line items]
Useful life, property, plant and equipment	3 years
Office equipment
Disclosure of detailed information about intangible assets [line items]
Useful life, property, plant and equipment	5 years
Furniture and fittings
Disclosure of detailed information about intangible assets [line items]
Useful life, property, plant and equipment	5 years
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 3,503	40,291	18,235	$ 8,777
Gross carrying amount [member] | Quantum Cloud
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,883	$ 474	$ 201